Nature of Operations - Additional Information (Detail) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Nature of operations [abstract]
Accumulated deficit	$ (381,563)	$ (304,004)	$ (389,867)
Working capital	$ 15,073